Consolidated statement of changes in equity - GBP (£) £ in Millions	Called-up share capital	Paid-in equity	Share premium account	Merger reserve	Available-for-sale reserve	Cash flow hedging reserve	Foreign exchange reserve	Capital redemption reserve	Retained earnings	Own shares held	Shareholders' equity	Non-controlling interests	Preference shareholders	Ordinary shareholders	Total
At 1 January at Dec. 31, 2014	£ 6,877	£ 784	£ 25,052	£ 13,222	£ 299	£ 1,029	£ 3,483	£ 9,131	£ (4,001)	£ (113)		£ 2,946
Ordinary shares issued	159		373									2,537
Conversion of B shares	4,590							(4,590)
Preference shares redeemed	(1)							1	(1,214)
Redeemed/reclassified		(150)							(27)
Additional Tier 1 capital notes issued		2,012
Capital reduction												(24)
Unrealized gains					31							22
Realized gains					27							(6)
Tax					(16)							(5)
Recycled to profit or loss on disposal of businesses							4
Recycled to profit or loss on ceding control of Citizens					9	(36)	(962)					(5,157)
Amount recognized in equity						712						32
Amount transferred from equity to earnings						(1,354)
Tax						98						(4)
Retranslation of net assets							(22)
Currency translation adjustments and other movements												3
Foreign currency losses on hedges of net assets							(176)
Tax							(11)
Profit/(loss) attributable to ordinary shareholders and other equity owners - continuing operations									(2,801)
Profit/(loss) attributable to ordinary shareholders and other equity owners - discontinued operations									1,207
Profit attributable to non-controlling interests-continuing operations												75
Profit from discontinued operations attributable to non-controlling interests												334			£ 334
Equity preference dividends paid									(297)
Paid-in equity dividends paid, net of tax									(88)
Dividends paid												(31)
Transfer (to) from retained earnings - available-for-sale reserve					(43)				43
Transfer (to) from retained earnings - cash flow hedging reserve						9			(9)
Transfer (to) from retained earnings - foreign exchange reserve							(642)		642
Transfer (to) from retained earnings - merger reserve				(2,341)					2,341
Costs of placing Citizens equity									(29)
Gain/(loss) on remeasurement of the retirement benefit schemes, gross									(67)			(6)			65
Gain/(loss) on remeasurement of the retirement benefit schemes, tax									306
Shares issued under employee share schemes									(58)
Share-based payments, gross									36
Share-based payments, tax									(4)
Disposal of own shares										6
At 31 December at Dec. 31, 2015	11,625	2,646	25,425	10,881	307	458	1,674	4,542	(4,020)	(107)	£ 53,431	716	£ 3,305	£ 47,480	54,147
Ordinary shares issued	198		268
Preference shares redeemed									(1,160)
Redeemed/reclassified		(110)							(21)
Additional Tier 1 capital notes issued		2,046
Capital reduction												(42)
Unrealized gains					282
Realized gains					(376)
Tax					25
Recycled to profit or loss on disposal of businesses							(40)
Amount recognized in equity						1,867
Amount transferred from equity to earnings						(1,102)
Tax						(193)
Retranslation of net assets							1,470
Currency translation adjustments and other movements												111
Foreign currency losses on hedges of net assets							(278)
Tax							62
Profit/(loss) attributable to ordinary shareholders and other equity owners - continuing operations									(5,258)
Profit attributable to non-controlling interests-continuing operations												10
Profit from discontinued operations attributable to non-controlling interests															0
Equity preference dividends paid									(260)
Paid-in equity dividends paid, net of tax									(244)
Dividend access share dividend									(1,193)
Gain/(loss) on remeasurement of the retirement benefit schemes, gross									(1,049)						(1)
Gain/(loss) on remeasurement of the retirement benefit schemes, tax									288
Shares issued under employee share schemes									(10)	41
Share-based payments, gross									(9)
Own shares acquired										(66)
At 31 December at Dec. 31, 2016	11,823	4,582	25,693	10,881	238	1,030	2,888	4,542	(12,936)	(132)	48,609	795	2,565	41,462	49,404
Ordinary shares issued	142		235
Redeemed/reclassified		(524)							(196)
Redemption of debt preference shares			748						(748)
Capital reduction			(25,789)					£ (4,542)	30,331			(59)
Unrealized gains					202
Realized gains					(176)
Tax					(9)
Recycled to profit or loss on disposal of businesses							(22)
Amount recognized in equity						(277)
Amount transferred from equity to earnings						(792)
Tax						266
Retranslation of net assets							111
Currency translation adjustments and other movements												17
Foreign currency losses on hedges of net assets							(6)
Tax							(1)
Profit/(loss) attributable to ordinary shareholders and other equity owners - continuing operations									1,380
Profit attributable to non-controlling interests-continuing operations												35
Profit from discontinued operations attributable to non-controlling interests															0
Equity preference dividends paid									(234)
Paid-in equity dividends paid, net of tax									(394)
Dividends paid												(25)
Transfer (to) from retained earnings - merger reserve				0
Gain/(loss) on remeasurement of the retirement benefit schemes, gross									90						(66)
Gain/(loss) on remeasurement of the retirement benefit schemes, tax									(28)
Changes in fair value of credit in financial liabilities designated at fair value through profit or loss, gross									(126)
Changes in fair value of credit in financial liabilities designated at fair value through profit or loss, tax									18
Shares issued under employee share schemes									(5)	161
Share-based payments, gross									(22)
Own shares acquired										(72)
At 31 December at Dec. 31, 2017	£ 11,965	£ 4,058	£ 887	£ 10,881	£ 255	£ 227	£ 2,970		£ 17,130	£ (43)	£ 48,330	£ 763	£ 2,565	£ 41,707	£ 49,093